Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	NICHOLAS HIGH INCOME FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000107822
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2012
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
Class I | NICHOLAS HIGH INCOME FUND INC
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY – NICHOLAS HIGH INCOME FUND, INC.
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income as its primary investment objective.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective that is sought only when consistent with the Fund’s primary investment objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
     The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61.19% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.19%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

     To pursue the Fund’s investment objective, it primarily invests in a diversified portfolio of high yield corporate bonds (also known as “non-investment grade bonds” or “junk bonds”).

     The Fund’s fixed income investments may include rated and unrated securities. The Fund may invest in securities of any credit quality. The Fund is not subject to any limitations as to the percentage of its assets which must be invested in securities within the rating categories. However; the Fund generally invests a significant portion of its assets in non-investment grade debt securities (securities with lower credit qualities). The Fund invests in both short-term and long-term debt, and is not limited as to the maturities of the corporate debt securities in which it invests. The Fund does not have a preset asset allocation strategy which would require that the Fund maintain a specific percentage of its assets in income-related securities (i.e., bonds) and equity-related securities (i.e., stocks).

     In selecting investments, the Adviser performs its own in-depth credit analysis on the credit quality of issuers. In this evaluation, the Adviser will consider, among other things, the issuer’s financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer’s management and regulatory matters. The Adviser also evaluates the long-term outlook for interest rate movement in selecting investments. By doing so, the Adviser attempts to mitigate potential interest rate and credit risk volatility by selecting investments which it believes offer reasonable prospects for preservation of capital values.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

     As with any mutual fund, the Fund cannot guarantee that it will achieve its goals or that its performance will be positive over any period of time. The Fund’s investments change in value. Consequently, the value of your Fund shares may change. If the value of the Fund shares or the values of the Fund’s investments go down, you may lose money.

The principal risks of investing in the Fund are:

  Credit Risk – Credit risk refers to an issuer’s ability to make timely payments of interest or principal. Because the Fund primarily invests in non-investment grade debt securities (securities with lower credit qualities), the Fund is subject to a higher level of credit risk than a fund that only invests in investment grade securities. Recognized rating agencies consider the credit quality of non-investment grade securities to be speculative with respect to the issuer’s continuing ability to pay interest or principal. Lower grade securities may have less liquidity, a higher incidence of default and the Fund may incur higher expenditures to protect the Fund’s interest in such securities than investments in higher grade securities. Issuers of lower grade securities generally are more sensitive to negative corporate developments, such as a decline in issuer profits, or adverse economic conditions, such as a recession, than issuers of higher grade securities.
  Interest Rate Risk – Interest rate risk refers to the risk that the prices of the Fund’s investments, particularly the debt securities in which the Fund primarily invests, are likely to fall if interest rates rise. This is because the prices of debt securities typically move in the opposite direction of interest rates. Debt securities with longer maturities generally are affected to a greater degree than debt securities with shorter maturities. Because the Fund does not have a policy limiting the maturity of its investments, and the Fund may invest in debt securities with longer maturities, the Fund may be subject to greater interest rate risk than a fund that invests primarily in short-term debt securities.
  High Yield Bond Market Risk – The entire high yield bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default or just a change in the market’s volatility
  Call Risk – If interest rates fall, it is possible that issuers of bonds with high interest rates will prepay or “call” their bonds before their maturity dates. In such event, the proceeds could be reinvested by the Fund in bonds with the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.
  Selection Risk – The Fund also is subject to selection risk, which is the risk that the investments the Fund’s adviser selects will underperform markets or other mutual funds with similar investment objectives and strategies.
  Liquidity Risk – The Fund may invest in restricted or illiquid securities. Difficulty in selling a security may result in a loss to the Fund or additional costs. In addition, because the market for lower rated debt securities may be thinner and less active than for higher rated securities, there may be market price volatility for the Fund’s lower rated debt securities and limited liquidity in the resale market.
Since there are risks inherent in all investments in securities, there is no assurance that the Fund’s objectives will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund shares or the values of the Fund’s investments go down, you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
     The bar chart shown below provides some indication of the risks of investing in the Fund. The chart shows the variability of the Fund’s total return for the last ten calendar years. Updated performance information for the Fund is available on our website at www.nicholasfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shown below provides some indication of the risks of investing in the Fund. The chart shows the variability of the Fund’s total return for the last ten calendar years.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nicholasfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) is no guarantee of its future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
     For the ten calendar year periods shown in the above bar chart, the highest quarterly return was 10.95% (for the quarter ended June 30, 2009) and the lowest quarterly return was -16.37% (for the quarter ended December 31, 2008).

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
     This next table shows how the Fund’s average annual total returns for the one, five and ten year periods ending on December 31, 2011 (the Fund’s most recently completed calendar year), compared to the returns of a broad measure of market performance. The table also shows the Fund’s average annual total returns after taxes on distributions and the redemption of all of your Fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

     The Fund’s 30-day annualized yield at December 31, 2011 was 7.79%. Investors can obtain the Fund’s current yield by calling 800-544-6547 (toll-free).

Of course, the Fund’s past performance (before and after taxes) is no guarantee of its future returns.

Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	800-544-6547
Thirty Day Yield	rr_ThirtyDayYield	7.79%
Class I | NICHOLAS HIGH INCOME FUND INC | CLASS I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Wire Redemption Fee	rr_ShareholderFeeOther	15
Exchange Fee	rr_ExchangeFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Expense Example:	rr_ExpenseExampleAbstract
One Year	rr_ExpenseExampleYear01	74
Three Years	rr_ExpenseExampleYear03	230
Five Years	rr_ExpenseExampleYear05	401
Ten Years	rr_ExpenseExampleYear10	894
Bar Chart Table:	rr_BarChartTableAbstract
Annual Return 2002	rr_AnnualReturn2002	(10.13%)
Annual Return 2003	rr_AnnualReturn2003	22.75%
Annual Return 2004	rr_AnnualReturn2004	9.65%
Annual Return 2005	rr_AnnualReturn2005	1.38%
Annual Return 2006	rr_AnnualReturn2006	9.26%
Annual Return 2007	rr_AnnualReturn2007	2.13%
Annual Return 2008	rr_AnnualReturn2008	(23.26%)
Annual Return 2009	rr_AnnualReturn2009	36.42%
Annual Return 2010	rr_AnnualReturn2010	12.99%
Annual Return 2011	rr_AnnualReturn2011	4.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.37%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.93%
Five Year	rr_AverageAnnualReturnYear05	4.86%
Ten Year	rr_AverageAnnualReturnYear10	5.44%
Class I | NICHOLAS HIGH INCOME FUND INC | CLASS I | Return After Taxes on Distributions
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.33%
Five Year	rr_AverageAnnualReturnYear05	2.17%
Ten Year	rr_AverageAnnualReturnYear10	2.64%
Class I | NICHOLAS HIGH INCOME FUND INC | CLASS I | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.25%
Five Year	rr_AverageAnnualReturnYear05	5.12%
Ten Year	rr_AverageAnnualReturnYear10	2.94%
Class I | NICHOLAS HIGH INCOME FUND INC | CLASS I | Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index (reflects no deduction for taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.37%
Five Year	rr_AverageAnnualReturnYear05	7.54%
Ten Year	rr_AverageAnnualReturnYear10	8.73%
Class N | NICHOLAS HIGH INCOME FUND INC
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY – NICHOLAS HIGH INCOME FUND, INC.
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income as its primary investment objective.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective that is sought only when consistent with the Fund’s primary investment objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
     The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61.19% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.19%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

     To pursue the Fund’s investment objective, it primarily invests in a diversified portfolio of high yield corporate bonds (also known as “non-investment grade bonds” or “junk bonds”).

     The Fund’s fixed income investments may include rated and unrated securities. The Fund may invest in securities of any credit quality. The Fund is not subject to any limitations as to the percentage of its assets which must be invested in securities within the rating categories. However, the Fund generally invests a significant portion of its assets in non-investment grade debt securities (securities with lower credit qualities). The Fund invests in both short-term and long-term debt, and is not limited as to the maturities of the corporate debt securities in which it invests. The Fund does not have a pre-set asset allocation strategy which would require that the Fund maintain a specific percentage of its assets in income-related securities (i.e., bonds) and equity-related securities (i.e., stocks).

     In selecting investments, the Adviser performs its own in-depth credit analysis on the credit quality of issuers. In this evaluation, the Adviser will consider, among other things, the issuer’s financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer’s management and regulatory matters. The Adviser also evaluates the long-term outlook for interest rate movement in selecting investments. By doing so, the Adviser attempts to mitigate potential interest rate and credit risk volatility by selecting investments which it believes offer reasonable prospects for preservation of capital values.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

     As with any mutual fund, the Fund cannot guarantee that it will achieve its goals or that its performance will be positive over any period of time. The Fund’s investments change in value. Consequently, the value of your Fund shares may change. If the value of the Fund shares or the values of the Fund’s investments go down, you may lose money.

The principal risks of investing in the Fund are:

  Credit Risk – Credit risk refers to an issuer’s ability to make timely payments of interest or principal. Because the Fund primarily invests in non-investment grade debt securities (securities with lower credit qualities), the Fund is subject to a higher level of credit risk than a fund that only invests in investment grade securities. Recognized rating agencies consider the credit quality of non-investment grade securities to be speculative with respect to the issuer’s continuing ability to pay interest or principal. Lower grade securities may have less liquidity, a higher incidence of default and the Fund may incur higher expenditures to protect the Fund’s interest in such securities than investments in higher grade securities. Issuers of lower grade securities generally are more sensitive to negative corporate developments, such as a decline in issuer profits, or adverse economic conditions, such as a recession, than issuers of higher grade securities.
  Interest Rate Risk – Interest rate risk refers to the risk that the prices of the Fund’s investments, particularly the debt securities in which the Fund primarily invests, are likely to fall if interest rates rise. This is because the prices of debt securities typically move in the opposite direction of interest rates. Debt securities with longer maturities generally are affected to a greater degree than debt securities with shorter maturities. Because the Fund does not have a policy limiting the maturity of its investments, and the Fund may invest in debt securities with longer maturities, the Fund may be subject to greater interest rate risk than a fund that invests primarily in short-term debt securities.
  High Yield Bond Market Risk – The entire high yield bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default or just a change in the market’s volatility.
  Call Risk – If interest rates fall, it is possible that issuers of bonds with high interest rates will prepay or “call” their bonds before their maturity dates. In such event, the proceeds could be reinvested by the Fund in bonds with the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.
  Selection Risk – The Fund also is subject to selection risk, which is the risk that the investments the Fund’s adviser selects will underperform markets or other mutual funds with similar investment objectives and strategies.
  Liquidity Risk – The Fund may invest in restricted or illiquid securities. Difficulty in selling a security may result in a loss to the Fund or additional costs. In addition, because the market for lower rated debt securities may be thinner and less active than for higher rated securities, there may be market price volatility for the Fund’s lower rated debt securities and limited liquidity in the resale market.
Since there are risks inherent in all investments in securities, there is no assurance that the Fund’s objectives will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund shares or the values of the Fund’s investments go down, you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

     Class N shares of the Fund were first offered for sale on February 28, 2005; therefore, the performance information shown for periods prior to February 28, 2005 represents the performance for the original share class of the Fund, the Class I shares. Nicholas High Income – Class I shares came under the Adviser’s management on November 21, 1977.

     The bar chart shown below provides some indication of the risks of investing in the Fund. The chart shows the variability of the total return of the Fund’s shares for the last ten calendar years. Updated performance information for the Fund is available on our website at www.nicholasfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shown below provides some indication of the risks of investing in the Fund. The chart shows the variability of the total return of the Fund’s shares for the last ten calendar years.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nicholasfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) is no guarantee of its future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Nicholas High Income Fund, Inc. – Class N linked to Class I
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
     For the ten calendar year periods shown in the above bar chart, the highest quarterly return was 10.84% (for the quarter ended June 30, 2009) and the lowest quarterly return was -16.38% (for the quarter ended December 31, 2008).

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
     This next table shows how the average annual total returns for the Fund’s Class I shares linked to Class N shares for the one, five and ten year periods ending on December 31, 2011 (the Fund’s most recently completed calendar year), compared to the returns of a broad measure of market performance. The table also shows the average annual total returns after taxes on distributions and the redemption of all of your Fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Updated performance information for the Fund is available on our website at www.nicholasfunds.com.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

     The Fund’s Class N 30-day annualized yield at December 31, 2011 was 7.42%. Investors can obtain the Fund’s current yield by calling 800-544-6547 (toll-free).

     Of course, the Fund’s past performance (before and after taxes) is no guarantee of its future returns.

Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	800-544-6547
Thirty Day Yield	rr_ThirtyDayYield	7.42%
Class N | NICHOLAS HIGH INCOME FUND INC | CLASS N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Wire Redemption Fee	rr_ShareholderFeeOther	15
Exchange Fee	rr_ExchangeFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Example:	rr_ExpenseExampleAbstract
One Year	rr_ExpenseExampleYear01	108
Three Years	rr_ExpenseExampleYear03	337
Five Years	rr_ExpenseExampleYear05	585
Ten Years	rr_ExpenseExampleYear10	1,294
Bar Chart Table:	rr_BarChartTableAbstract
Annual Return 2002	rr_AnnualReturn2002	(10.13%)
Annual Return 2003	rr_AnnualReturn2003	22.75%
Annual Return 2004	rr_AnnualReturn2004	9.65%
Annual Return 2005	rr_AnnualReturn2005	(0.09%)
Annual Return 2006	rr_AnnualReturn2006	9.04%
Annual Return 2007	rr_AnnualReturn2007	1.59%
Annual Return 2008	rr_AnnualReturn2008	(23.33%)
Annual Return 2009	rr_AnnualReturn2009	36.15%
Annual Return 2010	rr_AnnualReturn2010	12.56%
Annual Return 2011	rr_AnnualReturn2011	4.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.38%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.45%
Five Year	rr_AverageAnnualReturnYear05	4.51%
Ten Year	rr_AverageAnnualReturnYear10	5.09%
Class N | NICHOLAS HIGH INCOME FUND INC | CLASS N | Return After Taxes on Distributions
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.00%
Five Year	rr_AverageAnnualReturnYear05	2.10%
Ten Year	rr_AverageAnnualReturnYear10	2.45%
Class N | NICHOLAS HIGH INCOME FUND INC | CLASS N | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.95%
Five Year	rr_AverageAnnualReturnYear05	5.00%
Ten Year	rr_AverageAnnualReturnYear10	2.75%
Class N | NICHOLAS HIGH INCOME FUND INC | CLASS N | Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index (reflects no deduction for taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.37%
Five Year	rr_AverageAnnualReturnYear05	7.54%
Ten Year	rr_AverageAnnualReturnYear10	8.73%